Derivative Financial Instruments (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in hedges recorded in OCI related to derivative instruments
Combined CVA and MVA					$ (6,100,000)	$ 7,000,000	$ 23,300,000
Income tax effect	(1,007,000)	(904,000)	(3,471,000)	(2,216,000)	(3,588,000)	(21,384,000)	(42,542,000)
Net changes in cash flow hedges, net of taxes	1,847,000	1,653,000	6,363,000	4,346,000	6,832,000	39,713,000	79,006,000
Estimated period for the approximate transfer of the pre-tax balance in AOCI into earnings			12 months		12 months
Amortization of the pre-tax balance in AOCI into earnings under cash flow hedge accounting			(8,400,000)		(13,000,000)
Effect of derivatives recorded in the Condensed, Consolidated Statements of Income
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)					(82,000)	897,000	(26,944,000)
Reconciliation to Condensed, Consolidated Statements of Operations:
Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	(294,000)	(127,000)	(828,000)	(543,000)	(654,000)	(9,808,000)	(47,787,000)
Interest rate swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Effective portion of change in fair market value of derivatives	2,572,000	2,275,000	8,987,000	5,715,000	9,290,000	23,059,000	3,949,000
Combined CVA and MVA	(62,000)	(946,000)	(311,000)	(5,864,000)
Effective portion of the unrealized gain or (loss) on derivative position recorded in OCI	(272,000)	(1,898,000)	(560,000)	(8,136,000)	(8,422,000)	(2,166,000)	(27,733,000)
Amounts reclassified from AOCI	2,844,000	4,173,000	9,547,000	13,851,000	17,712,000	25,225,000	31,682,000
Effect of derivatives recorded in the Condensed, Consolidated Statements of Income
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)	(12,000)	(19,000)	(42,000)	(64,000)	(82,000)	(111,000)	(156,000)
Interest rate cap agreements
Effect of derivatives recorded in the Condensed, Consolidated Statements of Income
Derivatives Not Designated as a Hedge, Amount of Gain or (Loss) Recognized in Income on Derivatives		174,000	61,000	368,000	558,000	(1,394,000)	(2,062,000)
De-designated hedges
Changes in hedges recorded in OCI related to derivative instruments
Amounts reclassified from AOCI	282,000	282,000	847,000	847,000	1,130,000	2,809,000	3,372,000
Reconciliation to Condensed, Consolidated Statements of Operations:
Reclassifications from AOCI to income	$ (282,000)	$ (282,000)	$ (847,000)	$ (847,000)	$ (1,130,000)	$ (2,809,000)	$ (3,372,000)